Share Capital (Narrative) (Details)		1 Months Ended										12 Months Ended
	Mar. 15, 2021 USD ($)	Jul. 30, 2024 ₪ / shares	Jul. 30, 2024 USD ($) shares	Jul. 25, 2024 USD ($)	Nov. 17, 2023 USD ($)	Oct. 31, 2023 USD ($)	Nov. 16, 2022 USD ($) $ / shares shares	Sep. 19, 2022 shares	Apr. 25, 2022 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)
Sale Of Stock [Line Items]
Proceeds from sale of ADS's | $						$ 2,863,664
Options to purchase ADS cancelled												667,820	20,373,620	1,240,120
Sale of treasury share | $					$ 580,000							$ 0	$ 580,000	$ 0
2015 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued												172,276
Number of stock reserved for issuance												28,443,060
Number Of Stock Adss Resvered For Issuance												1,422,153
Number of ADSs options issuable outstanding												456,745
Number of options issuable outstanding												9,134,900
Number of ADSs vested and exercisable												333,869
Number of options vested and exercisable												6,677,380
Weighted average exercise price | $ / shares												$ 0.31
Weighted average exercise price of ADSs | $ / shares												$ 6.17
Number of shares issued												3,445,520
Options to purchase ADS cancelled												200,000
Options to purchase ordinary shares cancelled												10,000
2017 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued												1,145,770
Number of stock reserved for issuance												23,061,380
Number Of Stock Adss Resvered For Issuance												1,153,069
Number of ADSs vested and exercisable												573,013
Number of options vested and exercisable												11,460,260
Weighted average exercise price | $ / shares												$ 0.13
Weighted average exercise price of ADSs | $ / shares												$ 2.63
Number of shares issued												22,915,400
Options to purchase ADS cancelled												131,260
Options to purchase ordinary shares cancelled												6,563
Restricted Ordinary Shares [Member] | 2015 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued												322,195
Number of shares issued												6,443,900
The Private Placement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADS's | $	$ 45,500,000		$ 9,071,000	$ 10,000,000							$ 4,500,000
Number of ADSs issued			3,948,300								261,929
Number of warrants purchase ADS's			4,148,867								2,619,270
Share price per share | (per share)		₪ 0.0001									$ 17.35
ATM agreement [Member]
Sale Of Stock [Line Items]
Aggregate offering price of at the market offering agreement | $										$ 75,000,000
Proceeds from sale of ADS's | $									$ 18,125,000	$ 15,917,000			$ 1,371,000	$ 275,000
Number of ADSs issued										699,806			772,900	130,505
Share price per share | $ / shares										$ 22.75			$ 1.83	$ 2.11
Repurchase arrangement [Member]
Sale Of Stock [Line Items]
Repurchase of ADSs | $															$ 2,500,000
Number of shares repurchase of ADSs							582,023	582,023
Weighted average price of repurchase of ADSs | $ / shares							$ 2.0848
Total consideration of repurchase of ADSs | $							$ 1,218,000
Roth Capital Partners, LLC [Member] | Market offering agreement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADS's | $						$ 2,863,664
Number of ADSs issued												2,303,009
Weighted average price of repurchase of ADSs | $ / shares												$ 1.11
Total consideration of repurchase of ADSs | $												$ 2,348,000